Consolidated statement of cash flows - (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Treasury bills and other eligible bills included in securities at AC	€ 37	€ 0	€ 1
Deposits from banks	(6,303)	(5,132)	(6,172)
Loans and advances to banks	4,982	7,931	13,948
Cash and balances with central banks	70,353	90,214	87,614
Cash and cash equivalents at end of year	69,069	93,012	95,391
Supplemental cash flow information
Interest received	57,200	51,029	28,105
Interest paid	(41,191)	(33,734)	(14,193)
Net interest received (paid) classified as operating activities	16,009	17,295	13,911
Dividends received	235	205	229
Dividend paid	(3,879)	(2,967)	(3,093)
Debt securities in issue
Changes in liabilities arising from financing activities
Opening balance	124,670	95,918	91,784
Cash flows:
Additions	124,701	116,436	92,707
Redemptions / Disposals	(113,014)	(90,574)	(82,844)
Non cash changes:
Amortisation	1,098	764	312
Other	261	502	39
Changes in unrealised revaluations	1,139	2,680	(7,658)
Foreign exchange movement	3,512	(1,057)	1,577
Closing balance	142,367	124,670	95,918
Subordinated Loans
Changes in liabilities arising from financing activities
Opening balance	15,401	15,786	16,715
Cash flows:
Additions	4,603	2,225	983
Redemptions / Disposals	(2,931)	(2,894)	(1,090)
Non cash changes:
Amortisation	28	34	30
Other	24	12	7
Changes in unrealised revaluations	188	473	(1,470)
Foreign exchange movement	565	(235)	611
Closing balance	17,878	15,401	15,786
Lease liabilities
Changes in liabilities arising from financing activities
Opening balance	1,162	1,174	1,220
Cash flows:
Redemptions / Disposals	(290)	(291)	(296)
Non cash changes:
Amortisation	27	28	15
Other	212	256	239
Foreign exchange movement	5	(4)	(4)
Closing balance	€ 1,116	€ 1,162	€ 1,174